Restructuring (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring [Abstract]
Net Restructuring Expense by Division [text block table]

Net restructuring expense by division

in € m.	2020	2019	2018
Corporate Bank	28	137	32
Investment Bank	14	169	199
Private Bank	413	126	49
Asset Management	22	29	19
Capital Release Unit	5	143	62
Corporate & Other	3	40	(1)
Total Net Restructuring Charges	485	644	360

Net Restructuring by Type [text block table]

Net restructuring by type

in € m.	2020	2019	2018
Restructuring – Staff related	479	641	367
thereof:
Termination Benefits	441	476	248
Retention Acceleration	36	156	113
Social Security	1	9	6
Restructuring – Non Staff related	6	2	(6)
Total Net Restructuring Charges	485	644	360

Organizational Changes [text block table]

Organizational changes

Full-time equivalent staff	2020	2019	2018
Corporate Bank	303	138	223
Investment Bank	100	626	670
Private Bank	630	731	910
Asset Management	48	136	92
Capital Release Unit	69	514	243
Infrastructure	297	419	1,078
Total full-time equivalent staff	1,447	2,564	3,217